Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Investment
Cash	$ 71.3	$ 148.9
Cash equivalents:
Cash and cash equivalents, adjusted cost	1,996.6	1,710.8
Cash and cash equivalents, fair value	1,996.6	1,710.8
Restricted Cash, adjusted cost	86.1	154.0
Restricted Cash, fair Value	86.1	154.0
U.S. and Canadian government obligations
Cash equivalents:
Cash and cash equivalents, adjusted cost	1,916.3	1,491.1
Cash and cash equivalents, fair value	1,916.3	1,491.1
Other debt securities
Cash equivalents:
Cash and cash equivalents, adjusted cost	9.0	70.8
Cash and cash equivalents, fair value	9.0	70.8
Asset retirement obligation funds
Cash equivalents:
Available-for-sale securities, amortized cost		203.7
Available-for-sale securities, fair value		203.7
Nonqualified employee benefit trusts
Cash equivalents:
Available-for-sale securities, amortized cost	17.4	20.9
Available-for-sale securities, gross unrealized gain	2.0	1.5
Available-for-sale securities, fair value	$ 19.4	$ 22.4